DISCONTINUED OPERATIONS - Discontinued operations statements balance sheet (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net assets held for sale
Current assets	$ 1,134.0	$ 1,877.8	$ 944.8
Property, plant and equipment	3,413.5	3,554.3	3,562.5
Assets	10,097.5	9,921.0	9,458.6
Current liabilities	(1,396.4)	(1,130.2)	$ (1,175.6)
Net assets	(4,895.2)	$ (3,889.1)
Assets and liabilities classified as held-for-sale
Net assets held for sale
Current assets	1.3
Property, plant and equipment	72.5
Intangible assets and goodwill	21.2
Assets	95.0
Current liabilities	(6.6)
Net assets	$ 88.4